Loans - Schedule of Long-Term Loans (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Term Loans [Line Items]
Principal Amount		$ 300,338
Principal Amount		307,323
Principal Amount			301,678
Bank of Communications [Member]
Schedule of Long-Term Loans [Line Items]
Principal Amount	[1]	$ 300,338
Annual Interest Rate	[1]	2.85%
Contract term	[1]	11/27/2023 – 11/27/2025
Principal Amount	[1]		$ 301,678
Annual Interest Rate	[1]		2.85%
Contract term	[1]		11/27/2023 – 11/27/2025
Bank of China [Member]
Schedule of Long-Term Loans [Line Items]
Principal Amount	[2]	$ 307,323
Annual Interest Rate	[2]	3.00%
Contract term	[2]	06/30/2025 - 06/30/2027

[1]	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one-year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.
[2]	In connection with the loan with the Bank of China, Beijing Capital Financing Guarantee Co., Ltd. provided a guarantee for the repayment of the loan.